Restatement of Previously Issued Financial Statements - Schedule of Restatement of Statement of Operations (Detail) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Loss from operations		$ (849,995,000)		$ (1,027,538,000)		$ (2,355,793,000)	$ (2,039,536,000)		$ (4,346,763,000)	$ (3,919,498,000)	$ (1,690,999,000)
Pre-tax loss		(918,494,000)		(1,103,343,000)		(2,977,423,000)	(1,649,962,000)		(3,814,351,000)	(3,729,250,000)	(1,928,269,000)
Income tax expense		4,015,000	$ 7,100,000	7,095,000		7,282,000	16,115,000		19,506,000	45,637,000	(850,000)
Net loss		$ (888,845,000)		$ (863,829,000)		$ (2,921,200,000)	$ (1,047,698,000)		$ (3,129,358,000)	$ (3,264,738,000)	$ (1,610,792,000)
Weighted Average Number of Shares Outstanding, Basic and Diluted		175,941,649		170,754,546		173,751,116	170,691,538		170,275,761	168,436,109	163,148,918
BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Loss from operations								$ 4,900,000
Change in fair value of warrant liabilities	$ 0	$ 9,327,999				$ 12,670,532		4,664,000
Offering costs associated with private placement warrants								9,344
Net gain from investments held in Trust Account	0	12,297				59,364		227,051
Pre-tax loss								(4,788,306)
Income tax expense								(22,010)
Net loss	$ (23,465)	$ (11,183,715)				$ (16,800,861)		(4,810,316)
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Loss from operations								$ 4,800,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	0	48,300,000				48,300,000		48,042,857
Earnings Per Share, Basic and Diluted	$ 0	$ 0				$ 0		$ 0.00
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Loss from operations								$ 83,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	10,500,000	12,075,000				12,075,000		11,509,432
Earnings Per Share, Basic and Diluted	$ 0.00	$ (0.93)				$ (1.39)		$ (0.43)
As Previously Reported | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Loss from operations			(142,226)		$ (165,691)			$ (342,013)
Net gain from investments held in Trust Account			83,554		83,554			227,051
Pre-tax loss			(58,672)		(82,137)			(114,962)
Income tax expense			2,347		2,347			22,010
Net loss			$ (61,019)		$ (84,484)			$ (136,972)
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			47,612,727		47,612,727			48,042,857
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			12,075,000		12,075,000			11,509,432
Earnings Per Share, Basic and Diluted			$ (0.01)		$ (0.01)			$ (0.02)
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Change in fair value of warrant liabilities			$ (1,243,733)		$ (1,243,733)			$ (4,664,000)
Offering costs associated with private placement warrants			(9,344)		(9,344)			(9,344)
Pre-tax loss			(1,253,077)		(1,253,077)			(4,673,344)
Net loss			$ (1,253,077)		$ (1,253,077)			(4,673,344)
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Earnings Per Share, Basic and Diluted			$ (0.10)		$ (0.10)
As Restated | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Loss from operations			$ (142,226)		$ (165,691)			(342,013)
Change in fair value of warrant liabilities			(1,243,733)		(1,243,733)			(4,664,000)
Offering costs associated with private placement warrants			(9,344)		(9,344)			(9,344)
Net gain from investments held in Trust Account			83,554		83,554			227,051
Pre-tax loss			(1,311,749)		(1,335,214)			(4,788,306)
Income tax expense			2,347		2,347			22,010
Net loss			$ (1,314,096)		$ (1,337,561)			$ (4,810,316)
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			47,612,727		47,612,727			48,042,857
Earnings Per Share, Basic and Diluted								$ 0.00
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			12,075,000		12,075,000			11,509,432
Earnings Per Share, Basic and Diluted			$ (0.11)		$ (0.11)			$ (0.43)